Expense Example {- Fidelity Freedom Blend 2050 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2050 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2050 Fund - Class A
Expense Example:
1 year	$ 651
3 years	813
5 years	989
10 years	1,497
Fidelity Advisor Freedom Blend 2050 Fund - Class M
Expense Example:
1 year	452
3 years	669
5 years	904
10 years	1,577
Fidelity Advisor Freedom Blend 2050 Fund - Class C
Expense Example:
1 year	257
3 years	486
5 years	839
10 years	1,834
Fidelity Advisor Freedom Blend 2050 Fund - Class I Advisor
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	677
Fidelity Advisor Freedom Blend 2050 Fund - Class Z
Expense Example:
1 year	45
3 years	141
5 years	246
10 years	$ 555